Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.21%
California: 0.21%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (120 shares) 4.43%144Aø	$12,000,000	$12,000,000
Total closed-end fund obligations (Cost $12,000,000)		12,000,000

	Interest rate	Maturity date
Municipal obligations: 97.63%
Alabama: 3.11%
Airport revenue: 0.07%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	500,000	480,402
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	473,933
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	376,843
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	800,738
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	535,797
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	642,069
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	693,875
				4,003,657
Education revenue: 0.08%
Jacksonville Public Educational Building Authority Jacksonville State University Series A (AGM Insured)	5.25	8-1-2048	4,500,000	4,589,654
Health revenue: 0.45%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	10,892,747
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	12,488,910
UAB Medicine Finance Authority UAB Medicine Obligated Group Series B	5.00	9-1-2034	1,000,000	1,043,489
UAB Medicine Finance Authority UAB Medicine Obligated Group Series B	5.00	9-1-2035	1,000,000	1,037,133
				25,462,279
Housing revenue: 0.12%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,043,640
Utilities revenue: 2.28%
Black Belt Energy Gas District øø	4.00	6-1-2051	5,500,000	5,185,822
Black Belt Energy Gas District Series Cøø	5.25	2-1-2053	23,000,000	23,339,413
Lower Alabama Gas District øø	4.00	12-1-2050	20,590,000	20,183,658
Southeast Alabama Gas Supply District Project No. 2 Series Aøø	4.00	6-1-2049	33,850,000	33,626,756
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00	11-1-2051	2,465,000	2,352,477
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	2,790,257
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$25,000,000	$25,162,243
Southeast Energy Authority A Cooperative District Project No. 6 Series B-1 (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	18,181,570
				130,822,196
Water & sewer revenue: 0.11%
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2025	710,000	629,673
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2026	3,000,000	2,516,665
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2029	4,115,000	2,933,923
				6,080,261
				178,001,687
Alaska: 0.07%
Health revenue: 0.07%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash	4.00	10-1-2036	2,000,000	1,839,394
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	1,982,867
				3,822,261
Arizona: 1.42%
Education revenue: 0.24%
IDA of the City of Phoenix Arizona Legacy Traditional School Obligated Group Series A144A	6.50	7-1-2034	2,000,000	2,021,312
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,736,121
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,521,568
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,236,251
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	996,073
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,132,911
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.35	12-15-2047	150,000	150,000
				13,794,236
GO revenue: 0.06%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,472,782
Health revenue: 0.34%
Arizona Health Facilities Authority Banner Health Obligated Group Series A	5.00	1-1-2044	5,000,000	5,011,470
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	14,090,163
				19,101,633
See accompanying notes to portfolio of investments
2 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.07%
Maricopa County IDA Commercial Metals Co. AMT144A	4.00%	10-15-2047	$4,000,000	$3,223,405
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	1,000,000	737,982
				3,961,387
Miscellaneous revenue: 0.68%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,545,553
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	2,803,779
City of Phoenix Civic Improvement Corp. Excise Tax Revenue Series A	5.00	7-1-2034	13,875,000	14,124,112
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	9,074,805
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,416,850
				38,965,099
Water & sewer revenue: 0.03%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	904,560
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	898,057
				1,802,617
				81,097,754
Arkansas: 0.04%
Miscellaneous revenue: 0.04%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,043,055
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	893,643
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	447,090
				2,383,788
California: 5.03%
Airport revenue: 1.40%
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,507,251
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2046	7,000,000	6,982,034
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,589,117
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,061,799
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,142,509
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,778,484
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,071,145
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,201,475
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,544,072
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	1,961,179
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	1,500,000	1,234,220
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00%	5-1-2052	$3,000,000	$2,969,749
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	30,000,000	29,883,366
				79,926,400
Education revenue: 0.02%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	942,470
GO revenue: 0.89%
Alhambra Unified School District Series B (AGC Insured)¤	0.00	8-1-2031	7,500,000	5,471,795
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,586,821
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	3,795,000	2,647,519
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2034	5,000,000	3,176,608
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2035	6,700,000	4,041,224
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	1,000,000	714,626
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	1,000,000	683,309
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	1,000,000	653,004
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	1,706,687
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,296,001
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,530,320
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,463,328
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,160,900
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2033	1,230,000	821,271
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,231,792
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,498,585
San Diego Unified School District Series C¤	0.00	7-1-2031	2,000,000	1,468,989
San Diego Unified School District Series C¤	0.00	7-1-2033	1,000,000	669,553
San Diego Unified School District Series C¤	0.00	7-1-2034	2,000,000	1,277,114
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,149,527
Whittier City School District Series C	5.25	8-1-2046	4,850,000	5,004,934
Wiseburn School District Series B (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,572,870
				50,826,777
Health revenue: 0.66%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,302,041
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,020,587
California PFA Kendal at Sonoma Obligated Group Series B-3144A	2.13	11-15-2027	4,000,000	3,832,327
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	4.88	7-1-2040	13,775,000	13,775,000
California Statewide CDA Scripps Health Obligated Group Series A (U.S. Bank N.A. LOC)ø	2.10	8-1-2035	695,000	695,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,138,940
				37,763,895
See accompanying notes to portfolio of investments
4 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.39%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00%	2-1-2050	$1,000,000	$757,971
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	3,052,959	2,904,464
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	993,613
Ontario PFA Series A (AGM Insured)	5.00	11-1-2047	2,750,000	2,819,795
Pasadena PFA Series A¤	0.00	3-1-2027	2,095,000	1,810,695
Pasadena PFA Series A¤	0.00	3-1-2028	4,450,000	3,686,550
Pasadena PFA Series A¤	0.00	3-1-2029	4,520,000	3,582,966
Pasadena PFA Series A¤	0.00	3-1-2031	2,185,000	1,580,640
Pasadena PFA Series A¤	0.00	3-1-2032	2,000,000	1,381,315
Pasadena PFA Series A¤	0.00	3-1-2033	4,295,000	2,830,203
				22,348,212
Industrial development revenue: 0.06%
California Infrastructure & Economic Development Bank DesertXpress Enterprises LLC Series A AMT144Aøø	3.65	1-1-2050	3,660,000	3,637,642
Miscellaneous revenue: 0.12%
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,039,870
Mesa Water District COP	4.00	3-15-2039	500,000	474,400
Mesa Water District COP	4.00	3-15-2040	500,000	472,846
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,107,422
				7,094,538
Tax revenue: 0.02%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	928,647
Tobacco revenue: 0.03%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	458,669
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	272,018
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2049	1,200,000	1,007,808
				1,738,495
Transportation revenue: 0.54%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	5.23	4-1-2036	23,545,000	23,585,288
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	7,630,406
				31,215,694
Utilities revenue: 0.80%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	10,000,000	10,086,556
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,226,543
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	14,964,621
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	447,578
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	371,925
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Vernon Electric System Revenue Series 2022-A	5.00%	8-1-2041	$420,000	$405,904
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,296,812
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,063,443
M-S-R Energy Authority Series B	6.13	11-1-2029	14,180,000	14,788,108
				45,651,490
Water & sewer revenue: 0.10%
Los Angeles Department of Water & Power Water System Revenue Series A Los Angeles Department of Water & Power Water System Revenue	5.00	7-1-2044	6,000,000	6,000,614
				288,074,874
Colorado: 4.19%
Airport revenue: 0.67%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,243,978
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	22,668,668
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,142,596
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,093,309
				38,148,551
Education revenue: 0.33%
Board of Governors of Colorado State University System Series E-1	5.00	3-1-2040	945,000	959,151
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,000,177
Colorado ECFA Aspen Ridge Preparatory School, Inc. 144A	4.13	7-1-2026	250,000	242,262
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00	12-15-2037	2,965,000	3,029,079
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC Series B-2	7.00	12-15-2046	3,940,000	4,151,242
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	753,614
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	955,000	956,122
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,150,595
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	504,217
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,049,950
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,291,214
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	679,858
Colorado ECFA University Laboratory School 144A	5.00	12-15-2028	600,000	602,108
Colorado School of Mines Series A (AGM Insured)	5.25	12-1-2047	1,730,000	1,768,340
				19,137,929
GO revenue: 0.40%
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	908,429
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	500,000	458,193
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	894,239
Grand River Hospital District (AGM Insured)	5.25	12-1-2035	1,750,000	1,789,141
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	923,974
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	1,761,085
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	13,659,536
See accompanying notes to portfolio of investments
6 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Wheatlands Metropolitan District (BAM Insured)	5.00%	12-1-2030	$650,000	$660,132
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,010,695
				23,065,424
Health revenue: 0.21%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	588,627
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	3,500,000	3,151,260
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	771,605
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	3,889,591
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Obligated Group Series A	5.00	6-1-2040	1,000,000	1,019,450
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.50	1-1-2035	1,000,000	1,003,492
Colorado Health Facilities Authority Parkview Medical Center, Inc. Obligated Group Series A	4.00	9-1-2045	500,000	405,893
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	460,000	420,391
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	504,804
				11,755,113
Miscellaneous revenue: 1.05%
City of Longmont COP Series A	5.00	12-1-2034	1,000,000	1,001,576
City of Westminster COP Series A	5.00	12-1-2035	2,000,000	2,032,417
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2029	2,705,000	2,588,811
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	6-30-2030	3,115,000	2,958,921
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	6-30-2031	665,000	627,185
Denver City & County School District No. 1 COP Series B	5.00	12-15-2035	1,000,000	1,016,313
Denver City & County School District No. 1 COP Series B	5.00	12-15-2045	1,200,000	1,207,039
E-470 Public Highway Authority Series A (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,432,041
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	480,937
State of Colorado COP	6.00	12-15-2039	4,225,000	4,807,301
State of Colorado COP	6.00	12-15-2041	17,500,000	19,764,395
State of Colorado COP Series A	4.00	12-15-2038	8,150,000	7,688,071
State of Colorado COP Series A	4.00	12-15-2039	3,250,000	3,034,323
State of Colorado COP Series N	4.00	3-15-2043	7,900,000	7,121,952
Westminster Public Schools (AGM Insured)	5.00	12-1-2048	3,500,000	3,567,405
				60,328,687
Tax revenue: 1.03%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,020,832
City of Commerce City Sales & Use Tax Revenue (AGM Insured)	5.00	8-1-2044	1,250,000	1,259,495
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Regional Transportation District Sales Tax Revenue Fastracks Project Series A	5.00%	11-1-2041	$50,945,000	$51,658,826
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	725,627
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	522,048
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	522,013
Thornton Development Authority East 144th Avenue I-25 Project Series B	5.00	12-1-2034	1,375,000	1,382,524
				59,091,365
Transportation revenue: 0.17%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,363,306
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,401,286
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,341,043
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,484,938
E-470 Public Highway Authority Series A	5.00	9-1-2040	2,000,000	2,005,416
				9,595,989
Utilities revenue: 0.27%
City of Colorado Springs Utilities System Revenue Series A (U.S. Bank N.A. SPA)ø	3.83	11-1-2038	625,000	625,000
City of Colorado Springs Utilities System Revenue Series B-2	5.00	11-15-2038	3,000,000	3,003,202
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	11,872,097
				15,500,299
Water & sewer revenue: 0.06%
Central Weld County Water District (AGM Insured)	4.00	12-1-2035	800,000	807,680
Central Weld County Water District (AGM Insured)	4.00	12-1-2037	400,000	381,382
Central Weld County Water District (AGM Insured)	4.00	12-1-2038	400,000	375,438
Central Weld County Water District (AGM Insured)	4.00	12-1-2039	450,000	420,328
Central Weld County Water District (AGM Insured)	4.00	12-1-2040	500,000	458,581
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	762,349
				3,205,758
				239,829,115
Connecticut: 1.16%
Education revenue: 0.36%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	4,952,223
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,168,491
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	985,997
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,028,391
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,637,436
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,118,090
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2031	75,000	73,347
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2032	550,000	535,154
See accompanying notes to portfolio of investments
8 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2033	$605,000	$585,464
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2034	450,000	432,949
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	3.25	11-15-2036	1,350,000	1,106,762
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	610,000	623,997
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2028	530,000	545,002
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2029	515,000	530,434
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,568,219
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,590,338
				20,482,294
GO revenue: 0.14%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,573,025
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,842,672
City of New Haven Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,074,165
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,301,055
				7,790,917
Health revenue: 0.18%
Connecticut State HEFA Connecticut Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,779,184
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	819,479
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,811,557
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,104,406
				10,514,626
Tax revenue: 0.48%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,766,864
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,179,199
State of Connecticut Special Tax Revenue Class R Series A (AGM Insured)	4.00	5-1-2038	5,000,000	4,766,010
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,183,184
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,734,832
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	1,891,010
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,259,284
				27,780,383
				66,568,220
Delaware: 0.38%
Education revenue: 0.18%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,750,000	2,164,466
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
County of Kent Charter School, Inc. Series B	4.00%	5-1-2024	$30,000	$29,578
Delaware State EDA Odyssey Charter School Series A144A	7.00	9-1-2045	7,500,000	7,811,136
				10,005,180
GO revenue: 0.05%
Tender Option Bond Trust Receipts/Certificates Series 2021- XF2945 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.35	6-15-2043	2,840,000	2,840,000
Transportation revenue: 0.15%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	592,151
Delaware River & Bay Authority	4.00	1-1-2040	485,000	437,119
Delaware River & Bay Authority	4.00	1-1-2041	320,000	286,106
Delaware River & Bay Authority	4.00	1-1-2042	550,000	485,639
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	868,466
Delaware River & Bay Authority	5.00	1-1-2039	450,000	470,070
Delaware River & Bay Authority	5.00	1-1-2040	465,000	483,504
Delaware River & Bay Authority	5.00	1-1-2041	500,000	513,725
Delaware River & Bay Authority	5.00	1-1-2042	520,000	534,797
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,955,259
				8,626,836
				21,472,016
District of Columbia: 0.74%
Airport revenue: 0.18%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,312,563
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,124,999
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,262,074
				10,699,636
GO revenue: 0.27%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,118,055
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,249,839
				15,367,894
Health revenue: 0.13%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,350,669
Housing revenue: 0.07%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	887,283
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,101,962
				3,989,245
See accompanying notes to portfolio of investments
10 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.04%
Washington Convention & Sports Authority Series A	4.00%	10-1-2036	$670,000	$639,724
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,044,989
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	578,621
				2,263,334
Tax revenue: 0.05%
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	937,210
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	917,855
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	904,096
				2,759,161
				42,429,939
Florida: 6.53%
Airport revenue: 2.71%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,797,789
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,416,882
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,007,961
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,367,656
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	6,315,887
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	11,000,000	10,989,050
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2032	14,000,000	13,979,216
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,059,791
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,379,856
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2033	5,000,000	4,990,702
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	18,380,415
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	17,832,501
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	1,986,160
County of Miami-Dade Seaport Department Series B AMT	6.00	10-1-2033	500,000	500,000
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	2,988,335
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	6,967,517
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	9,953,595
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	20,875,816
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,155,312
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	10,004,597
				154,949,038
Education revenue: 0.29%
Capital Trust Agency Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,232,300
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc. 144A	5.00	10-1-2042	1,605,000	1,472,178
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,683,106
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,541,676
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	3,977,522
				16,906,782
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.69%
City of Miami Beach Series A	5.25%	5-1-2053	$7,000,000	$7,188,092
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	13,024,187
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	4,534,145
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,016,488
				39,762,912
Health revenue: 0.79%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	4,833,226
City of Jacksonville Baptist Health System Obligated Group Series Eø	3.98	8-1-2036	1,530,000	1,530,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	2,803,123
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	919,018
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,086,522
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	700,959
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5ø	3.98	11-15-2035	2,650,000	2,650,000
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,136,903
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	10,316,002
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	4,904,685
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	8,000,000	8,025,214
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	4,000,000	3,489,454
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,060,759
				45,455,865
Housing revenue: 0.28%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,537,971
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,692,334
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,777,616
County of Hillsborough	5.00	10-1-2038	8,000,000	8,079,602
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	755,000	774,976
Florida Housing Finance Corp. Villa Capri III Associates Ltd	7.60	12-15-2042	2,435,000	2,436,861
				16,299,360
Industrial development revenue: 0.05%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	2,690,320
Miscellaneous revenue: 0.63%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	12,839,037
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,007,213
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2044	875,000	922,008
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,123,778
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	3,000,000	3,185,479
See accompanying notes to portfolio of investments
12 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Indigo Community Development District Series C	7.00%	5-1-2030	$2,536,248	$1,750,011
Julington Creek Plantation Community Development District (AGM Insured)	4.38	5-1-2045	1,000,000	887,010
Julington Creek Plantation Community Development District (AGM Insured)	4.63	5-1-2054	3,000,000	2,647,026
Lakeside Plantation Community Development District Series A	6.95	5-1-2031	776,000	776,758
Marshall Creek Community Development District	5.00	5-1-2032	1,435,000	1,376,761
Marshall Creek Community Development District	6.32	5-1-2045	110,000	102,549
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	1,891,365
St. Johns County School Board Series A (AGM Insured)	5.25	7-1-2047	5,000,000	5,207,323
Village Community Development District No. 15 144A	5.00	5-1-2043	1,250,000	1,195,797
				35,912,115
Resource recovery revenue: 0.12%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,064,332
Tax revenue: 0.09%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,100,225
Transportation revenue: 0.30%
Central Florida Expressway Authority (AGM Insured)	4.00	7-1-2039	6,070,000	5,640,112
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,114,488
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,427,286
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2038	4,185,000	3,911,535
				17,093,421
Utilities revenue: 0.06%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,260,191
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2038	1,000,000	1,034,945
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2042	1,000,000	1,029,660
				3,324,796
Water & sewer revenue: 0.52%
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	2,905,909
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,775,874
JEA Water & Sewer System Revenue Series B JEA Water & Sewer System Revenueø	4.05	10-1-2041	2,470,000	2,470,000
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2048	2,605,000	2,690,337
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2053	4,000,000	4,136,264
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,176,787
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,049,055
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,353,636
				29,557,862
				374,117,028
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 2.80%
Education revenue: 0.18%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series 2023 A	6.38%	7-1-2025	$1,705,000	$1,364,000
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,089,894
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	4,903,121
				10,357,015
Health revenue: 0.11%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,550,426
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,184,803
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,314,794
				6,050,023
Industrial development revenue: 0.04%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,277,778
Tax revenue: 0.13%
Metropolitan Atlanta Rapid Transit Authority Series B	5.00	7-1-2044	7,500,000	7,582,984
Transportation revenue: 0.10%
Georgia State Road & Tollway Authority Series B CAB144A¤	0.00	6-1-2049	5,600,000	5,726,777
Utilities revenue: 2.24%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	876,653
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	869,287
Development Authority of Burke County Georgia Power Co. øø	2.93	11-1-2048	10,000,000	9,879,860
Development Authority of Burke County Georgia Power Co. øø	2.93	11-1-2053	14,750,000	14,572,793
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,149,686
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	2,936,058
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,275,507
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	995,683
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,690,713
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	15,868,107
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,702,062
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	2,904,248
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,294,835
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,305,152
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	27,000,000	25,455,689
Main Street Natural Gas, Inc. Series Døø	5.00	12-1-2054	5,000,000	4,953,291
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	1,550,000	1,567,596
See accompanying notes to portfolio of investments
14 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2037	$1,100,000	$1,116,428
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,108,113
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	7,977,268
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	5,000,000	5,004,164
Municipal Electric Authority of Georgia Projects One Subordinated B Series A	4.00	1-1-2040	1,075,000	971,943
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,587,295
Municipal Electric Authority of Georgia Series EE (Ambac Insured)	7.25	1-1-2024	400,000	403,034
				128,465,465
				160,460,042
Guam: 0.11%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	501,565
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	932,156
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	672,504
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	509,550
				2,615,775
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	55,000	54,950
Miscellaneous revenue: 0.04%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,225,539
Water & sewer revenue: 0.03%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,482,788
				6,379,052
Hawaii: 0.47%
Airport revenue: 0.47%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,072,716
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2041	9,500,000	9,474,349
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	6,967,162
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,195,795
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	830,451
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	587,826
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2036	300,000	276,880
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	389,909
				26,795,088
Idaho: 0.10%
Education revenue: 0.10%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	525,000	525,067
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 15

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25%	5-1-2043	$1,365,000	$1,365,312
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	1,120,000	1,059,824
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,441,038
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,304,822
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	174,983
				5,871,046
Illinois: 13.18%
Airport revenue: 0.84%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,018,795
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,708,840
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series A (AGM Insured)	5.00	1-1-2040	1,190,000	1,190,000
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2026	5,000,000	4,998,001
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	8,000,000	7,962,245
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,366,948
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,301,449
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2030	5,000,000	5,021,485
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,347,203
Chicago O’Hare International Airport Series E (AGM Insured)	4.00	1-1-2039	1,500,000	1,402,209
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	960,350
				48,277,525
Education revenue: 0.40%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group 144A	4.00	10-1-2042	1,250,000	940,944
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	618,309
Illinois Finance Authority Noble Network of Charter Schools	6.25	9-1-2039	7,955,000	7,959,509
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,662,166
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,483,460
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,632,083
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,492,412
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	454,758
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	882,303
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	518,168
See accompanying notes to portfolio of investments
16 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00%	4-1-2026	$2,355,000	$2,123,675
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,109,278
				22,877,065
GO revenue: 3.87%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,468,957
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,607,586
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	5,901,863
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	1,906,504
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,033,771
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2023	2,930,000	2,907,198
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	3,650,189
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	13,462,455
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,751,048
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,618,308
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,471,991
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,312,233
City of Chicago (NPFGC Insured)¤	0.00	1-1-2025	9,935,000	9,375,900
City of Chicago (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	4,437,892
City of Chicago Series A	5.00	1-1-2027	1,410,000	1,440,669
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,064,884
City of Chicago Series A	5.25	1-1-2037	1,950,000	1,998,263
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,134,612
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,023,261
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,523,617
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,516,520
City of Chicago Series A	6.00	1-1-2038	3,000,000	3,114,325
City of Chicago Series B	4.00	1-1-2038	6,615,000	5,794,782
City of Chicago Series C CAB (AGM Insured)¤	0.00	1-1-2026	7,360,000	6,725,793
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,114,328
Cook County Community College District No. 508	5.13	12-1-2038	2,250,000	2,136,742
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2028	1,165,000	1,165,729
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2033	2,000,000	1,999,930
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2035	1,850,000	1,854,016
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2025	855,000	807,172
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2026	5,050,000	4,565,902
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	12,050,000	10,444,777
Lake County Community Consolidated School District No. 24 Millburn (NPFGC Insured)¤	0.00	1-1-2024	2,000,000	1,977,660
Lake County School District No. 38 Big Hollow (Ambac Insured)¤	0.00	2-1-2024	5,385,000	5,299,672
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 17

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50%	2-1-2040	$1,265,000	$1,332,439
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	9,904,135
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,759,563
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,264,016
State of Illinois	5.00	11-1-2027	1,175,000	1,206,027
State of Illinois	5.50	5-1-2024	2,500,000	2,517,365
State of Illinois	5.50	1-1-2030	2,900,000	3,127,574
State of Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,005,220
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	3,200,000	3,251,686
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,467,659
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,651,798
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,862,926
State of Illinois Series B	5.50	5-1-2047	6,500,000	6,743,157
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,323,035
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,052,099
Tazewell County School District No. 51 Washington Central (NPFGC Insured)	9.00	12-1-2023	350,000	352,519
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,173,821
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,314,444
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	272,953
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	1,833,396
Will County Community Unit School District No. 201-U Crete-Monee CAB (NPFGC Insured)¤	0.00	11-1-2023	500,000	498,372
Will County Community Unit School District No. 209-U Wilmington Series A (AGM Insured)	5.50	2-1-2041	3,660,000	3,849,199
				221,371,952
Health revenue: 1.71%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	7,843,098
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	6,311,160
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	24,655,300
Illinois Finance Authority Evangelical Retirement Homes of Greater Chicago Obligated Group	5.00	2-15-2022	1,680,000	453,600
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	4,081,746
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,047,235
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	10,660,000	9,216,826
See accompanying notes to portfolio of investments
18 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00%	11-15-2045	$12,980,000	$11,986,526
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	29,755,077
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,554,513
				97,905,081
Housing revenue: 0.98%
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	2,500,000	2,159,176
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	10,603,755
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	9,335,146
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	25,700,000	18,539,905
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	7,093,929
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	6,755,083
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,522,741
				56,009,735
Miscellaneous revenue: 0.52%
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	3,989,785
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	4,935,380
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2024	17,570,000	16,949,334
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2025	2,575,000	2,360,407
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,766,074
				30,000,980
Tax revenue: 3.13%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,403,185
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	13,500,000	13,529,030
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2044	4,000,000	3,969,097
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	1,750,000	1,757,062
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,370,524
City of Chicago Motor Fuel Tax Revenue	5.00	1-1-2024	680,000	681,226
City of Chicago Sales Tax Revenue	5.00	1-1-2027	3,000,000	3,033,737
City of Chicago Sales Tax Revenue	5.00	1-1-2029	1,500,000	1,516,868
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,797,602
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,115,830
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2025	3,745,000	3,753,037
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2026	4,775,000	4,780,365
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2027	8,845,000	8,844,686
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	4,030,000	4,039,483
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	3,500,000	3,515,622
Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	15,000,000	17,061,024
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,242,086
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,718,522
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	17,497,147
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,088,260
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	4,562,064
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 19

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Sales Tax Securitization Corp. Series A	5.00%	1-1-2038	$3,000,000	$3,036,071
Sales Tax Securitization Corp. Series C	5.00	1-1-2024	2,500,000	2,504,262
Southwestern Illinois Development Authority	5.00	3-1-2025	2,840,000	2,450,414
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	1,902,630
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,829,099
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,630,179
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	11,725,486
				179,354,598
Tobacco revenue: 0.05%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,018,567
Transportation revenue: 0.44%
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	15,506,911
Illinois State Toll Highway Authority Series B	5.00	1-1-2037	1,545,000	1,545,541
Illinois State Toll Highway Authority Series B	5.00	1-1-2039	1,500,000	1,498,435
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2025	2,960,000	2,997,722
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,520,729
				25,069,338
Utilities revenue: 0.41%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	6,000,000	5,274,677
Illinois Municipal Electric Agency Series A	5.00	2-1-2030	7,000,000	7,103,837
Illinois Municipal Electric Agency Series A	5.00	2-1-2031	8,000,000	8,098,977
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,233,085
				23,710,576
Water & sewer revenue: 0.83%
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2039	12,925,000	12,708,691
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2044	4,425,000	4,328,891
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2039	5,000,000	4,812,677
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2032	3,250,000	3,387,465
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	9,000,000	8,672,133
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.25	11-1-2048	5,000,000	5,146,628
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	4,000,000	3,650,637
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	4,660,870
				47,367,992
				754,963,409
Indiana: 1.79%
Education revenue: 0.28%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	15,539,590
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	320,226
				15,859,816
See accompanying notes to portfolio of investments
20 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.38%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00%	11-1-2033	$12,885,000	$12,096,013
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	4,570,178
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,118,378
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001-A-1	5.00	11-15-2034	2,750,000	2,777,483
				21,562,052
Housing revenue: 0.29%
Greater Clark Building Corp.	6.00	7-15-2038	5,000,000	5,638,408
Hobart Building Corp. Hobart School City	4.00	7-15-2035	2,295,000	2,261,445
Northwestern School Building Corp. Northwestern School Corp.	4.00	1-15-2043	3,005,000	2,674,632
Northwestern School Building Corp. Northwestern School Corp.	6.00	7-15-2039	850,000	934,683
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,164,041
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,142,907
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	1,976,091
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,121,765
				16,913,972
Industrial development revenue: 0.00%
City of Valparaiso Pratt Paper LLC AMT	5.88	1-1-2024	100,000	100,548
Miscellaneous revenue: 0.38%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,139,624
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2039	10,535,000	9,730,565
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	2,710,196
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,142,237
				21,722,622
Tax revenue: 0.07%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,037,318
Utilities revenue: 0.19%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,171,512
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	2,918,151
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,590,636
				10,680,299
Water & sewer revenue: 0.20%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,119,136
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	2,814,624
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 21

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Evansville Waterworks District Series A (BAM Insured)	5.00%	7-1-2047	$2,250,000	$2,254,949
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,500,000	3,457,081
				11,645,790
				102,522,417
Iowa: 0.09%
GO revenue: 0.06%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,157,241
Housing revenue: 0.03%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,844,083
				5,001,324
Kansas: 0.29%
GO revenue: 0.09%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	2,678,480
Wyandotte County Unified School District No. 203 Piper Series A (AGM Insured)	5.25	9-1-2052	2,500,000	2,575,927
				5,254,407
Tax revenue: 0.20%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	31,575,000	11,566,131
				16,820,538
Kentucky: 1.88%
Education revenue: 0.07%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,572,209
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2046	800,000	683,997
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2051	1,250,000	1,031,408
				4,287,614
Health revenue: 0.37%
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,021,688
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2024	9,260,000	8,821,550
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,060,905
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,345,953
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,032,244
				21,282,340
See accompanying notes to portfolio of investments
22 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.20%
Fayette County School District Finance Corp. School District Series A	4.00%	5-1-2038	$5,600,000	$5,044,536
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,255,703
				11,300,239
Miscellaneous revenue: 0.04%
Kentucky State University (BAM Insured)	4.00	11-1-2046	640,000	556,844
Kentucky State University (BAM Insured)	4.00	11-1-2051	1,000,000	847,720
Kentucky State University (BAM Insured)	4.00	11-1-2056	1,000,000	839,779
				2,244,343
Tax revenue: 0.10%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AGM Insured) (Bank of America NA LOC, Bank of America NA LIQ)144Aø	4.04	12-1-2041	5,460,000	5,460,000
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,411,780
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	1,825,328
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,526,640
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.40	7-1-2033	1,000,000	1,114,876
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.45	7-1-2034	2,505,000	2,789,021
				8,667,645
Utilities revenue: 0.95%
Kentucky Public Energy Authority Series Aøø	4.00	4-1-2048	8,190,000	8,157,808
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	18,455,000	18,181,093
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	23,250,000	23,032,519
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	5,385,000	5,305,918
				54,677,338
				107,919,519
Louisiana: 1.21%
Airport revenue: 0.32%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2036	1,750,000	1,796,633
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2037	1,750,000	1,787,146
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2038	1,500,000	1,521,495
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00	1-1-2040	3,000,000	2,982,491
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 23

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00%	1-1-2034	$4,500,000	$4,491,913
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,122,397
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT (AGM Insured)	5.00	1-1-2033	3,000,000	3,012,648
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	1,926,855
				18,641,578
GO revenue: 0.03%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,032,031
Industrial development revenue: 0.03%
Calcasieu Parish Industrial Development Board, Inc. HydroServe Westlake LLC (JPMorgan Chase Bank N.A. LOC)ø	4.15	6-1-2025	1,500,000	1,500,000
Miscellaneous revenue: 0.03%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson 144A	4.00	11-1-2044	1,830,000	1,544,518
Tax revenue: 0.63%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,219,672
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,200,390
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	20,435,868
				35,855,930
Water & sewer revenue: 0.17%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	953,414
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,500,534
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2038	350,000	325,356
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2039	400,000	368,786
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2040	350,000	319,610
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2036	730,000	676,799
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2044	1,000,000	864,199
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	4,957,067
				9,965,765
				69,539,822
Maine: 0.17%
Health revenue: 0.17%
Maine Health & Higher Educational Facilities Authority MaineHealth Obligated Group Series A	4.00	7-1-2040	1,700,000	1,528,831
Maine Health & Higher Educational Facilities Authority MaineHealth Obligated Group Series A	4.00	7-1-2045	4,500,000	3,870,558
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,490,610
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,607,140
See accompanying notes to portfolio of investments
24 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00%	7-1-2046	$500,000	$432,680
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2050	1,000,000	862,786
				9,792,605
Maryland: 0.51%
Education revenue: 0.30%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A144A	6.90	8-1-2041	8,480,000	8,969,887
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,585,000	1,646,984
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	6,085,000	6,401,227
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	190,000	189,990
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	198,646
				17,406,734
Health revenue: 0.10%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,440,655
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	629,639
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	693,781
				5,764,075
Housing revenue: 0.06%
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,190,757
Miscellaneous revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	1,896,143
Water & sewer revenue: 0.02%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	464,975
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	460,314
				925,289
				29,182,998
Massachusetts: 2.75%
Airport revenue: 0.14%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,067,326
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,007,789
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	1,972,532
				8,047,647
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 25

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.25%
Collegiate Charter School of Lowell	5.00%	6-15-2039	$1,000,000	$934,422
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,544,900
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	1,823,436
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2050	2,750,000	1,991,703
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,286,012
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	756,995
				14,337,468
GO revenue: 0.62%
Commonwealth of Massachusetts Series A	5.00	3-1-2041	7,500,000	7,510,192
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	15,956,892
Commonwealth of Massachusetts Series E	5.00	11-1-2052	5,000,000	5,155,526
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,821,669
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,125,234
				35,569,513
Health revenue: 0.56%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,923,588
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	5,779,214
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	7,684,461
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	2,966,268
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	923,041
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,099,216
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,021,110
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,160,739
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	3.85	7-1-2040	815,000	815,000
				32,372,637
Miscellaneous revenue: 0.17%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	9,741,697
Tax revenue: 0.70%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,568,556
See accompanying notes to portfolio of investments
26 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00%	6-1-2048	$11,510,000	$11,684,644
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	21,500,000	21,871,326
				40,124,526
Water & sewer revenue: 0.31%
Massachusetts Water Resources Authority Series B (AGM Insured)	5.25	8-1-2038	15,490,000	17,486,017
				157,679,505
Michigan: 3.18%
Airport revenue: 0.15%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,141,876
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,394,445
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2029	6,000,000	6,044,241
				8,580,562
Education revenue: 0.17%
Michigan Finance Authority Albion College	4.00	12-1-2041	4,750,000	3,778,101
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	930,000	816,067
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	941,508
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,318,070
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	1,030,000	1,030,038
				9,883,784
Health revenue: 0.29%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	531,590
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	1,000,000	888,305
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	3,955,339
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	3,600,000	3,324,460
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016-MI	5.00	12-1-2034	8,055,000	8,241,457
				16,941,151
Housing revenue: 0.72%
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2031	1,340,000	1,345,950
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2032	2,000,000	2,007,530
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2033	2,975,000	2,985,341
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2034	6,615,000	6,634,170
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2039	7,955,000	7,817,943
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 27

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Michigan Municipal Bond Authority Michigan Finance Authority Series B (Ambac Insured)	5.25%	12-1-2023	$920,000	$920,088
Michigan Municipal Bond Authority Michigan Finance Authority Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,660,891
Michigan State Building Authority Series I	5.00	4-15-2041	13,000,000	13,178,559
Michigan State Housing Development Authority Series C (TD Bank N.A. SPA)ø	3.80	12-1-2035	1,815,000	1,815,000
				41,365,472
Miscellaneous revenue: 0.63%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.50	10-1-2029	7,000,000	6,703,823
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,048,682
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	7,895,000	7,419,382
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	16,701,750
				35,873,637
Tax revenue: 0.19%
Detroit Downtown Development Authority Catalyst Development Area Series A (AGM Insured)	5.00	7-1-2043	4,975,000	4,870,591
Detroit Downtown Development Authority Catalyst Development Area Series A (AGM Insured)	5.00	7-1-2048	6,000,000	5,855,723
				10,726,314
Water & sewer revenue: 1.03%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	8,500,000	8,663,008
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	10,946,763
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	11,000,000	10,974,787
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2035	2,000,000	2,018,571
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,010,433
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2026	1,945,000	1,955,662
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,273,709
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,495,268
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2032	5,750,000	5,782,779
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2031	6,500,000	6,533,733
See accompanying notes to portfolio of investments
28 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00%	7-1-2027	$1,000,000	$1,006,066
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,257,165
				58,917,944
				182,288,864
Minnesota: 0.40%
GO revenue: 0.03%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,040,747
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	225,976
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	241,677
				1,508,400
Health revenue: 0.27%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	1,802,318
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC 144Aøø	5.85	11-1-2058	13,775,000	13,464,875
				15,267,193
Housing revenue: 0.03%
Minnesota Housing Finance Agency Series G AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	3.95	1-1-2034	2,000,000	2,000,000
Utilities revenue: 0.07%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	3,926,434
				22,702,027
Mississippi: 0.11%
Miscellaneous revenue: 0.11%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	6,155,000	6,158,098
Missouri: 0.60%
GO revenue: 0.15%
Liberty Public School District No. 53	4.00	3-1-2043	4,050,000	3,608,294
St. Louis School District	4.00	4-1-2030	4,840,000	4,847,306
				8,455,600
Miscellaneous revenue: 0.45%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,020,093
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	23,075,000	22,850,367
				25,870,460
				34,326,060
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 29

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.12%
Health revenue: 0.02%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00%	11-15-2040	$1,150,000	$995,668
Utilities revenue: 0.10%
Central Plains Energy Project Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,030,742
				7,026,410
Nevada: 1.82%
GO revenue: 1.73%
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	3,784,410
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,084,657
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,253,435
City of Reno Series A	5.00	6-1-2030	3,420,000	3,401,753
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,232,934
Clark County School District Series A (AGM Insured)	4.00	6-15-2036	850,000	810,453
Clark County School District Series A (AGM Insured)	4.00	6-15-2037	900,000	846,260
Clark County School District Series A (AGM Insured)	4.00	6-15-2038	850,000	784,494
Clark County School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	912,842
Clark County School District Series A (AGM Insured)	5.00	6-15-2032	900,000	961,410
Clark County School District Series A (AGM Insured)	5.00	6-15-2033	825,000	880,517
Clark County School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,012,011
Clark County School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,059,896
County of Clark Series A	5.00	6-1-2043	9,360,000	9,565,512
County of Clark Series A	5.00	5-1-2048	50,215,000	51,016,286
County of Clark Series C	4.00	7-1-2032	6,000,000	6,009,946
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,644,063
				99,260,879
Industrial development revenue: 0.02%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	973,186
Miscellaneous revenue: 0.00%
City of Las Vegas Special Improvement District No. 607	5.00	6-1-2024	30,000	30,124
Tax revenue: 0.07%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,050,690
				104,314,879
New Hampshire: 0.56%
Education revenue: 0.29%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,363,275
New Hampshire Health & Education Facilities Authority Act University System of New Hampshire (BAM Insured)	5.25	7-1-2048	5,860,000	6,066,191
				16,429,466
See accompanying notes to portfolio of investments
30 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.13%
New Hampshire Health & Education Facilities Authority Act Concord Hospital Obligated Group	5.00%	10-1-2047	$5,000,000	$4,803,048
New Hampshire Health & Education Facilities Authority Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,701,710
				7,504,758
Housing revenue: 0.10%
New Hampshire Business Finance Authority National Finance Authority Series 1A	4.13	1-20-2034	6,146,168	5,716,915
Resource recovery revenue: 0.04%
New Hampshire Business Finance Authority Series A	4.50	10-1-2033	2,560,000	2,528,799
				32,179,938
New Jersey: 2.73%
Airport revenue: 0.02%
South Jersey Port Corp. Series S	5.00	1-1-2039	1,350,000	1,350,958
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2047	750,000	658,704
GO revenue: 0.29%
City of Newark Series A	5.00	7-15-2025	5,000,000	5,067,854
City of Newark Series A	5.00	7-15-2026	2,205,000	2,231,443
City of Newark Series A	5.00	7-15-2027	6,035,000	6,116,748
City of Newark Series A	5.25	7-15-2024	1,325,000	1,335,338
City of Newark Series B	5.00	7-15-2025	385,000	390,225
City of Newark Series B	5.00	7-15-2026	395,000	399,737
City of Newark Series B	5.00	7-15-2027	405,000	410,486
City of Newark Series B	5.25	7-15-2024	375,000	377,926
				16,329,757
Housing revenue: 1.54%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	15,000,000	15,744,399
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,384,963
New Jersey EDA New Jersey Transit Corp. Series A	5.00	11-1-2038	5,000,000	5,165,273
New Jersey EDA New Jersey Transit Corp. Series A	5.25	11-1-2041	3,000,000	3,148,177
New Jersey Educational Facilities Authority Jersey Department of the Treasury	5.00	6-15-2025	5,830,000	5,864,904
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,003,372
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	8,121,780
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	9,097,114
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	5,828,346
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,116,781
New Jersey TTFA Series A¤	0.00	12-15-2039	10,000,000	4,367,736
New Jersey TTFA Series A	5.00	12-15-2036	1,500,000	1,535,522
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,082,758
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	984,309
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 31

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New Jersey TTFA Series C	5.25%	6-15-2032	$8,000,000	$8,069,078
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,208,240
New Jersey TTFA Series CC	5.50	6-15-2050	5,000,000	5,268,091
				87,990,843
Industrial development revenue: 0.10%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	5,960,000	5,935,775
Miscellaneous revenue: 0.40%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,108,567
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	7,949,828
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.25	1-1-2024	1,225,000	1,224,758
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,715,000	9,720,799
				23,003,952
Tax revenue: 0.06%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,088,471
Transportation revenue: 0.31%
New Jersey Turnpike Authority Series A	4.00	1-1-2042	16,405,000	15,411,920
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	993,783
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,489,557
				17,895,260
				156,253,720
New Mexico: 0.26%
Industrial development revenue: 0.17%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,110,040
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	5,754,057
				9,864,097
Utilities revenue: 0.09%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	5,140,000	5,142,943
				15,007,040
New York: 10.49%
Airport revenue: 1.13%
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,002,879
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	2,992,710
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	12,929,117
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,297,839
See accompanying notes to portfolio of investments
32 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00%	12-1-2039	$700,000	$619,485
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	787,404
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,026,492
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	700,816
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,566,310
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,796,219
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,783,705
New York Transportation Development Corp. Laguardia Gateway Partners LLC Series A AMT	5.00	7-1-2041	3,250,000	3,163,076
Port Authority of New York & New Jersey	5.00	9-1-2048	2,000,000	2,032,724
Port Authority of New York & New Jersey AMT	4.00	11-1-2041	2,275,000	2,004,752
Port Authority of New York & New Jersey Series 193 AMT	5.00	10-15-2028	1,760,000	1,781,630
Port Authority of New York & New Jersey Series 205TH	5.25	11-15-2039	16,580,000	17,168,222
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,272,143
RBC Municipal Products, Inc. Trust Series G-120 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	4.04	10-1-2029	4,000,000	4,000,000
				64,925,523
Education revenue: 0.66%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	6,897,432
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,486,885
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	8,495,979
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	5,772,008
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,063,879
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	814,132
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	340,447
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,330,978
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,651,021
Westchester County Local Development Corp. Pace University Series Bøø	4.78	5-1-2044	5,000,000	5,000,000
				37,852,761
GO revenue: 1.43%
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,198,488
City of New York Series A-1	5.25	9-1-2043	21,165,000	22,191,782
City of New York Series B1	5.00	10-1-2038	2,650,000	2,741,096
City of New York Series C	4.00	8-1-2039	3,000,000	2,805,740
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,324,724
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,049,688
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 33

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series E1	5.00%	3-1-2039	$8,800,000	$8,981,279
City of New York Series E1	5.25	4-1-2047	10,000,000	10,408,293
City of New York Series F1	5.00	3-1-2043	4,000,000	4,091,733
City of New York Series F1	5.00	3-1-2050	6,500,000	6,587,371
City of Yonkers Series C (AGM Insured)	5.00	3-15-2036	2,000,000	2,157,996
City of Yonkers Series C (AGM Insured)	5.00	3-15-2037	1,100,000	1,173,934
City of Yonkers Series C (AGM Insured)	5.00	3-15-2038	1,140,000	1,202,423
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	889,717
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	781,028
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,032,960
				81,618,252
Health revenue: 0.11%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	4.14	7-1-2048	5,000,000	5,000,000
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,500,000	1,421,698
				6,421,698
Housing revenue: 0.58%
New York City Transitional Finance Authority Building Aid Revenue Series S2	5.00	7-15-2041	13,805,000	13,893,260
New York City Transitional Finance Authority Building Aid Revenue Series S3A	4.00	7-15-2038	8,500,000	8,084,141
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,340
New York State Thruway Authority Personal Income Tax Revenue Series A1	4.00	3-15-2044	5,000,000	4,479,017
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,093,520
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,657,436
				33,212,714
Industrial development revenue: 0.69%
Monroe County Industrial Development Corp. CDS Monarch, Inc. (Citizens Bank LOC)ø	4.10	7-1-2027	485,000	485,000
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	861,019
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,727,042
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,068,406
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	3,000,000	2,874,052
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2032	12,000,000	12,090,389
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,500,000	1,226,702
				39,332,610
See accompanying notes to portfolio of investments
34 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.63%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00%	1-1-2031	$1,000,000	$1,063,747
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,086,179
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,834,134
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,047,187
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	15,292,026
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-1	4.00	5-15-2046	1,250,000	1,103,929
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,155,747
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C1A	4.00	5-15-2042	2,250,000	2,051,427
Western Regional Off-Track Betting Corp. 144A	4.13	12-1-2041	2,400,000	1,716,165
				36,350,541
Tax revenue: 2.81%
New York City Transitional Finance Authority Building Aid Revenue Series S1	5.00	7-15-2040	3,155,000	3,171,477
New York City Transitional Finance Authority Future Tax Secured Revenue Series A1	4.00	8-1-2041	1,900,000	1,746,467
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	5.00	8-1-2031	17,075,000	17,182,532
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,168,653
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,382,988
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,129,097
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,592,447
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,116,016
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	9,644,321
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	4.00	2-1-2038	4,000,000	3,788,074
New York City Transitional Finance Authority Future Tax Secured Revenue Series F1	5.00	5-1-2042	2,390,000	2,409,081
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,869,844
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	6,859,095
New York State Dormitory Authority Personal Income Tax Revenue Series B	5.00	2-15-2045	7,330,000	7,329,697
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	4,687,402
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 35

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00%	2-15-2048	$12,500,000	$12,701,649
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,474,856
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,434,981
New York State Dormitory Authority Personal Income Tax Revenue Series E	5.00	2-15-2044	9,600,000	9,579,297
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,156,373
New York State Urban Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	3,855,679
New York State Urban Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,174,937
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	7,285,464
New York State Urban Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,120,967
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	7,240,725
				161,102,119
Transportation revenue: 1.30%
Metropolitan Transportation Authority Series Aøø	5.00	11-15-2048	7,300,000	7,324,199
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	12,998,699
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,433,621
Metropolitan Transportation Authority Series C (AGM Insured)	5.00	11-15-2041	9,700,000	9,872,202
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,052,816
Metropolitan Transportation Authority Series C1	5.00	11-15-2035	2,000,000	2,005,042
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	5,000,000	5,037,063
Metropolitan Transportation Authority Series G3 (SIFMA Municipal Swap+0.43%)±	4.41	11-1-2031	15,000,000	14,794,893
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,072,608
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	7,847,586
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,202,598
				74,641,327
Utilities revenue: 0.12%
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,818,243
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	2,939,353
				6,757,596
Water & sewer revenue: 1.03%
New York City Municipal Water Finance Authority Series DD	5.25	6-15-2047	13,450,000	14,071,616
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,476,485
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,429,251
See accompanying notes to portfolio of investments
36 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25%	6-15-2047	$11,490,000	$11,706,807
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,040,259
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,277,726
Western Nassau County Water Authority Series A	4.00	4-1-2046	1,100,000	958,427
Western Nassau County Water Authority Series A	4.00	4-1-2051	1,000,000	842,748
				58,803,319
				601,018,460
North Carolina: 0.55%
Airport revenue: 0.06%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,527,045
Education revenue: 0.11%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	501,788
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,025,261
University of North Carolina at Asheville	5.00	6-1-2042	625,000	626,961
University of North Carolina at Chapel Hill Series A (TD Bank N.A. SPA)ø	3.85	2-1-2024	305,000	305,000
University of North Carolina at Greensboro	5.00	4-1-2033	2,000,000	2,007,607
University of North Carolina at Greensboro	5.00	4-1-2039	1,620,000	1,626,162
				6,092,779
Health revenue: 0.07%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	516,992
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,513,155
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	801,350
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,434,548
				4,266,045
Housing revenue: 0.07%
City of Raleigh Series A	5.00	10-1-2033	1,000,000	1,008,740
North Carolina Capital Facilities Finance Agency Arc of North Carolina Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,145,598
North Carolina Capital Facilities Finance Agency NCA&T University Foundation LLC Series A (AGC Insured)	5.00	6-1-2027	1,000,000	1,011,028
				4,165,366
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 37

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.04%
City of Charlotte COP Series A	5.00%	12-1-2026	$1,160,000	$1,160,941
City of Charlotte COP Series C	5.00	6-1-2030	1,000,000	1,000,695
				2,161,636
Resource recovery revenue: 0.09%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.25	6-1-2038	5,000,000	4,995,482
Transportation revenue: 0.11%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00	6-30-2028	1,275,000	1,275,784
North Carolina Turnpike Authority (AGM Insured)	5.00	1-1-2049	4,500,000	4,512,040
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	499,146
				6,286,970
				31,495,323
North Dakota: 0.23%
Miscellaneous revenue: 0.16%
University of North Dakota COP Series A	5.00	4-1-2057	9,000,000	8,961,518
Water & sewer revenue: 0.07%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	3,890,474
				12,851,992
Ohio: 1.78%
Education revenue: 0.08%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	573,158
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	582,138
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,266,585
				4,421,881
GO revenue: 0.08%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,354,227
Health revenue: 0.59%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,050,455
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,363,272
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	4,601,300
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,043,905
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	4,933,887
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,308,742
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	6,760,187
See accompanying notes to portfolio of investments
38 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
County of Lucas Promedica Healthcare Obligated Group Series A	5.25%	11-15-2048	$4,250,000	$3,353,791
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,548,976
				33,964,515
Housing revenue: 0.56%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,563,111
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,055,841
Ohio Water Development Authority Series B	5.00	12-1-2034	1,895,000	1,961,566
RiverSouth Authority Series A	5.75	12-1-2027	2,260,000	2,225,412
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2039	2,500,000	2,438,638
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2026	2,030,000	2,040,960
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2028	1,610,000	1,618,425
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2030	2,250,000	2,261,400
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2035	12,000,000	12,026,979
				32,192,332
Tax revenue: 0.09%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,100,424
Transportation revenue: 0.17%
Ohio Turnpike & Infrastructure Commission Series A-4 CAB	5.70	2-15-2034	8,500,000	9,642,286
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	1,955,402
Water & sewer revenue: 0.18%
City of Columbus Sewerage Revenue Series B City of Columbus OH Sewerage Revenueø	4.10	6-1-2032	10,000,000	10,000,000
				101,631,067
Oklahoma: 0.94%
Airport revenue: 0.52%
Oklahoma City Airport Trust Series A AMT	5.00	7-1-2043	9,000,000	8,965,499
Oklahoma City Airport Trust Series A AMT	5.00	7-1-2047	11,500,000	11,449,039
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.00	6-1-2043	4,485,000	4,407,444
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	3,770,000	3,790,938
Tulsa Airports Improvement Trust Series A AMT (BAM Insured)	5.00	6-1-2035	1,055,000	1,059,131
				29,672,051
Health revenue: 0.02%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	4.50	8-15-2031	1,550,000	1,550,000
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 39

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.38%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00%	9-1-2030	$2,000,000	$2,040,016
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,166,025
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,120,570
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,054,731
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	3,616,211
Oklahoma Development Finance Authority Oklahoma State University Series A	5.25	6-1-2037	4,535,000	4,822,898
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	829,810
				21,650,261
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Series A	5.00	1-1-2042	1,000,000	1,007,928
				53,880,240
Oregon: 0.42%
Airport revenue: 0.03%
Port of Portland Airport Revenue Series 24-B AMT	5.00	7-1-2034	1,905,000	1,935,203
Health revenue: 0.36%
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	455,551
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	433,873
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	868,221
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AGM Insured)	4.00	8-15-2045	13,650,000	12,007,908
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,805,704
Salem Hospital Facility Authority Salem Health Obligated Group Series A	5.00	5-15-2046	5,000,000	4,898,212
				20,469,469
Utilities revenue: 0.03%
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,115,835
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	690,931
				1,806,766
				24,211,438
Pennsylvania: 6.38%
Airport revenue: 0.62%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,240,501
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	2,000,000	1,688,298
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,020,386
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	763,032
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	7,724,714
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	9,757,242
See accompanying notes to portfolio of investments
40 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Philadelphia Airport Revenue Series C AMT	4.00%	7-1-2037	$1,695,000	$1,557,566
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,141,546
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,623,062
				35,516,347
Education revenue: 0.47%
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,539,815
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,624,989
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	4,954,372
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	1,875,000	1,907,684
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	871,075
Philadelphia IDA Tacony Academy Charter School 144A	5.50	6-15-2043	1,250,000	1,175,468
Philadelphia IDA Thomas Jefferson University Obligated Group Series Bø	4.51	9-1-2050	15,000,000	15,000,000
				27,073,403
GO revenue: 0.49%
Commonwealth of Pennsylvania Series 1st	4.00	4-1-2029	4,000,000	3,953,546
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2044	1,275,000	1,309,887
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2047	3,600,000	3,691,397
North Pocono School District Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,185,315
North Pocono School District Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,747,476
School District of Philadelphia Series A	5.00	9-1-2024	2,075,000	2,090,602
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,842,373
West Mifflin School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,196,091
West Mifflin School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,230,850
West Mifflin School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,027,560
Williamsport Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,420,748
Williamsport Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,467,904
Williamsport Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,528,055
Williamsport Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,176,389
				27,868,193
Health revenue: 1.58%
Allegheny County Hospital Development Authority Allegheny Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	4,822,322
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.68	11-15-2047	10,000,000	9,894,521
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,034,255
Chester County Health & Education Facilities Authority Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	2,912,469
Geisinger Authority Geisinger Health System Obligated Group Series A-1	4.00	2-15-2047	10,000,000	8,583,993
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 41

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	4.50%	6-1-2035	$300,000	$300,000
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	4,175,000	4,256,878
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	10,000,000	9,872,205
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,524,023
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	909,988
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,237,984
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,058,987
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.51	9-1-2050	4,425,000	4,425,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,184,096
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,438,390
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,297,549
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,521,398
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,047,273
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,210,087
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,574,659
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2045	6,500,000	5,616,595
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2045	2,640,000	2,550,431
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,009,630
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	610,000	574,405
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	892,420
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	530,368
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	705,802
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	551,950
				90,537,678
Housing revenue: 0.63%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	601,057
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,361,224
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	6,000,000	6,256,995
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	6.00	6-30-2061	3,500,000	3,689,903
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	5,899,664
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	3,000,000	3,084,216
				35,893,059
See accompanying notes to portfolio of investments
42 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.59%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75%	7-1-2027	$4,025,000	$4,579,054
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	960,684
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2024	2,250,000	2,261,584
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,937,839
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	16,860,506
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2030	3,800,000	3,905,903
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,071,969
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,115,357
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,161,302
				33,854,198
Tax revenue: 0.10%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	742,294
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	1,859,476
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,134,745
				5,736,515
Tobacco revenue: 0.19%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	12,000,000	10,877,992
Transportation revenue: 1.37%
Delaware River Port Authority	5.00	1-1-2040	17,000,000	17,011,424
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,060,453
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,210,572
Pennsylvania Turnpike Commission Series 1	5.00	12-1-2040	1,000,000	1,045,729
Pennsylvania Turnpike Commission Series 1	5.00	12-1-2041	3,000,000	3,124,720
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,277,551
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,008,528
Pennsylvania Turnpike Commission Series A (AGM Insured)	4.00	12-1-2049	8,095,000	6,992,309
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,761,290
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,596,545
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	8,535,294
Pennsylvania Turnpike Commission Series B1	5.00	6-1-2028	1,450,000	1,508,216
Pennsylvania Turnpike Commission Series B2	5.00	6-1-2027	1,260,000	1,312,853
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,204,278
				78,649,762
Utilities revenue: 0.08%
Philadelphia Gas Works Co. Series A (AGM Insured)	4.00	8-1-2045	5,000,000	4,386,025
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 43

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.26%
City of Philadelphia Water & Wastewater Revenue Series B	5.00%	7-1-2033	$8,000,000	$8,056,913
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,232,259
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	4,765,087
				15,054,259
				365,447,431
Rhode Island: 0.26%
Airport revenue: 0.04%
Rhode Island Commerce Corp. Rhode Island Airport Corp.	5.00	7-1-2031	2,115,000	2,190,769
Education revenue: 0.03%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,859,725
Tax revenue: 0.19%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,703,504
				14,753,998
South Carolina: 1.08%
Education revenue: 0.17%
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.25	11-1-2045	1,500,000	1,546,501
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,274,815
				9,821,316
Housing revenue: 0.11%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.35	7-1-2028	6,236,000	6,236,000
Resource recovery revenue: 0.01%
South Carolina Jobs-EDA RePower South Berkeley LLC †	8.00	12-6-2029	370,000	296,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,880,000	94,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	6.25	2-1-2045	2,750,000	137,500
				527,500
Utilities revenue: 0.79%
Patriots Energy Group Financing Agency Series A (Royal Bank of Canada LIQ)øø	4.00	10-1-2048	9,040,000	9,013,272
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,013,050
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,333,080
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	32,622,697
				44,982,099
				61,566,915
See accompanying notes to portfolio of investments
44 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Dakota: 0.52%
GO revenue: 0.11%
County of Lincoln	5.00%	12-1-2048	$6,000,000	$6,041,057
Health revenue: 0.17%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	9,528,182
Housing revenue: 0.10%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,105,201
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,013,926
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,577,383
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,040,174
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,283,773
				6,020,457
Resource recovery revenue: 0.14%
South Dakota EDFA Riverview LLP AMT (AgCountry Farm Credit Services LOC)ø	4.10	11-1-2051	8,000,000	8,000,000
				29,589,696
Tennessee: 1.91%
Airport revenue: 0.37%
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	16,011,919
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,133,261
				21,145,180
Health revenue: 0.11%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	3,931,207
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,682,067
				6,613,274
Housing revenue: 0.03%
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	1,500,000	1,493,620
Miscellaneous revenue: 0.07%
Metropolitan Government Nashville & Davidson County Sports Authority Metropolitan Government of Nashville & Davidson County Series A (AGM Insured)	5.25	7-1-2048	4,000,000	4,133,278
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 45

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.33%
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	4.12%	5-1-2052	$7,500,000	$7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	25,000,000	23,927,188
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,156,564
Tennessee Energy Acquisition Corp. øø	4.00	11-1-2049	25,000,000	24,526,882
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	6,500,000	6,484,891
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,616,240
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	1,020,000	1,022,871
				76,234,636
				109,619,988
Texas: 7.59%
Airport revenue: 0.52%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	7,982,775
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	2,992,182
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,484,562
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,737,175
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,033,430
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,317,019
				29,547,143
Education revenue: 0.63%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. 144Aøø	4.50	6-15-2056	1,000,000	981,277
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	460,316
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,341,801
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,102,912
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	2,000,000	1,953,024
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	6,000,000	5,945,736
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	6,750,000	6,533,881
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	3,020,000	2,979,605
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	2,805,958
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2031	2,140,000	2,149,385
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,511,929
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	672,060
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	765,231
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,019,092
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	915,860
University of Houston Series A	5.00	2-15-2047	3,000,000	3,041,291
				36,179,358
See accompanying notes to portfolio of investments
46 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.85%
City of El Paso	4.00%	8-15-2031	$6,500,000	$6,315,458
City of Georgetown	4.00	8-15-2043	2,140,000	1,903,487
City of Houston Series A	4.00	3-1-2034	1,000,000	1,001,067
City of Palestine (AGM Insured)	4.00	2-15-2051	4,000,000	3,310,724
City of Port Isabel 144A	5.10	2-15-2049	930,000	861,781
City of Sugar Land	5.00	2-15-2030	1,250,000	1,303,399
City of Temple	5.00	8-1-2032	1,070,000	1,083,929
County of Dallas	5.00	8-15-2042	4,275,000	4,485,058
County of Travis Series A	5.00	3-1-2036	12,470,000	13,090,742
County of Travis Series A	5.00	3-1-2039	6,250,000	6,458,321
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,024,424
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,183,678
Houston Independent School District Series Cøø	4.00	6-1-2039	2,000,000	1,991,725
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,677,125
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,414,017
Royse City Independent School District	5.00	8-15-2034	3,025,000	3,069,370
Salado Independent School District	5.00	2-15-2049	1,605,000	1,626,961
San Antonio Independent School District Series B	5.00	8-15-2048	13,000,000	13,028,534
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	4.03	8-1-2053	5,000,000	5,000,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	530,097
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,387,211
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,417,333
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,451,813
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,166,612
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,063,939
				105,846,805
Health revenue: 0.29%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	2,775,724
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,108,277
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-3 (AGM Insured)€	4.67	7-1-2031	2,375,000	2,375,000
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	1,972,066
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,271,755
				16,502,822
Housing revenue: 0.30%
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	2,997,275
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,028,390
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,129,334
Texas PFA Facilities Commission Series A	4.00	2-1-2034	5,000,000	4,995,136
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 47

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Texas PFA Facilities Commission Series A	4.00%	2-1-2035	$2,000,000	$1,985,478
Travis County Housing Finance Corp. Austin Gateway Apartments LP øø	4.13	6-1-2045	2,000,000	1,926,412
				17,062,025
Industrial development revenue: 0.13%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,485,971
Harris County Industrial Development Corp. Energy Transfer LP øø	4.05	11-1-2050	5,000,000	4,760,240
				7,246,211
Miscellaneous revenue: 0.64%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2048	20,000,000	20,168,786
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,264,629
Lower Colorado River Authority Transmission Services Corp.	5.00	5-15-2045	2,000,000	2,004,543
Lower Colorado River Authority Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	5,000,000	4,387,183
				36,825,141
Tax revenue: 0.13%
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,124,733
Old Spanish Trail-Alemda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,108,542
Old Spanish Trail-Alemda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,383,134
				7,616,409
Transportation revenue: 0.76%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,018,354
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,446,938
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	710,565
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,604,825
Grand Parkway Transportation Corp. Series B CAB¤	4.95	10-1-2029	1,015,000	1,076,527
Grand Parkway Transportation Corp. Series B CAB¤	5.05	10-1-2030	2,000,000	2,127,198
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,260,239
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,620,583
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,019,139
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,681,163
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	2,738,077
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC Series A AMT	6.75	6-30-2043	4,000,000	4,006,403
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC Series A AMT	7.00	12-31-2038	12,500,000	12,523,746
				43,833,757
Utilities revenue: 0.26%
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.85	2-1-2048	8,000,000	7,984,190
See accompanying notes to portfolio of investments
48 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Lower Colorado River Authority (AGM Insured)	4.00%	5-15-2040	$2,500,000	$2,255,485
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	4,908,859
				15,148,534
Water & sewer revenue: 2.08%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,132,869
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,005,394
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	991,884
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,895,336
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	7,000,000	7,284,011
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,085,791
Tarrant Regional Water District	5.00	9-1-2034	3,500,000	3,529,750
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,379,082
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series A	4.00	10-15-2036	5,000,000	4,781,317
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series A	4.00	10-15-2037	15,650,000	14,843,790
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series A	4.00	10-15-2038	6,500,000	6,178,320
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series A	4.00	10-15-2044	9,905,000	8,978,456
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series B	5.00	4-15-2049	42,000,000	42,895,457
				118,981,457
				434,789,662
Utah: 0.88%
Airport revenue: 0.71%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,153,062
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,179,503
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,534,076
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,456,639
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,390,310
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	13,790,143
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,511,204
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,500,782
				40,515,719
Health revenue: 0.13%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	7,519,181
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area No. 2 144A	4.00	8-1-2050	1,500,000	1,057,410
Tax revenue: 0.02%
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,064,245
				50,156,555
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 49

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 0.35%
Health revenue: 0.10%
Roanoke EDA Richfield Living Obligated Group Series 2020†	5.00%	9-1-2040	$3,290,000	$1,974,000
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,122,940
				6,096,940
Housing revenue: 0.05%
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,669,337
Tax revenue: 0.01%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	397,000	138,950
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	458,500
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				602,010
Transportation revenue: 0.19%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,606,391
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	4,982,889
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,382,354
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	2,897,085
				10,868,719
				20,237,006
Washington: 3.03%
Airport revenue: 0.53%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	15,894,053
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	2,845,184
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	3,961,401
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	7,797,309
				30,497,947
Education revenue: 0.04%
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	845,414
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	797,467
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	350,101
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	313,689
				2,306,671
GO revenue: 1.57%
City of Seattle	4.00	12-1-2040	2,500,000	2,336,249
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,472,251
County of Grant	5.25	12-1-2047	3,500,000	3,646,754
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	3,838,529
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,144,303
See accompanying notes to portfolio of investments
50 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
King County Public Hospital District No. 1	5.00%	12-1-2035	$9,430,000	$9,512,089
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	9,949,358
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,057,285
Snohomish County School District No. 103 Monroe	5.00	12-1-2031	1,500,000	1,521,438
State of Washington COP Series B	5.00	8-1-2037	6,400,000	6,549,304
State of Washington Series 2016-B	5.00	8-1-2032	8,545,000	8,694,417
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,549,971
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,561,998
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,540,956
State of Washington Series C	5.00	2-1-2044	16,000,000	16,660,568
State of Washington Series F	5.00	6-1-2038	6,500,000	6,850,024
				89,885,494
Health revenue: 0.38%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A2	5.00	8-1-2038	3,000,000	3,021,356
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,510,289
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group 144A	4.00	12-1-2045	2,450,000	2,045,309
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,008,285
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,072,967
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	5,797,606
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,057,200
				21,513,012
Housing revenue: 0.16%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,638,101
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,802,323
				9,440,424
Miscellaneous revenue: 0.14%
State of Washington COP Series A	5.00	7-1-2038	3,265,000	3,351,446
State of Washington COP Series B	5.00	7-1-2039	1,745,000	1,794,155
State of Washington COP Series B	5.00	7-1-2040	1,480,000	1,517,977
State of Washington COP Series B	5.00	7-1-2041	1,555,000	1,586,744
				8,250,322
Utilities revenue: 0.05%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2034	2,500,000	2,699,267
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 51

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.16%
County of King Sewer Revenue	5.00%	7-1-2042	$4,660,000	$4,749,419
Eclipse Funding Trust Series 2017-0028 (U.S. Bank N.A. LIQ)144Aøø	3.53	7-1-2042	4,370,000	4,370,000
				9,119,419
				173,712,556
West Virginia: 0.21%
GO revenue: 0.05%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,599,639
Health revenue: 0.08%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	4,774,462
Tax revenue: 0.08%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,515,000	1,279,417
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,522,552
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	682,024
				4,483,993
				11,858,094
Wisconsin: 3.21%
Education revenue: 0.77%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,430,000	2,431,179
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,575,600
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,370
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,252,861
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,207,932
PFA University of Kansas	5.00	3-1-2046	15,000,000	14,585,492
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,244,178
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	7,683,748
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,340,342
				44,261,702
GO revenue: 0.21%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	3,000,000	3,035,627
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2032	4,160,000	4,386,597
Verona Area School District	4.00	4-1-2027	3,385,000	3,403,175
Verona Area School District	4.00	4-1-2028	1,380,000	1,390,509
				12,215,908
Health revenue: 0.58%
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	4,925,000	4,837,585
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,200,137
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,326,597
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,288,062
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	1,954,519
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,445,069
See accompanying notes to portfolio of investments
52 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50%	12-1-2052	$2,000,000	$2,043,348
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series Cø	5.36	2-15-2053	3,000,000	3,000,000
				33,095,317
Housing revenue: 0.77%
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2024	800,000	794,933
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2025	920,000	908,228
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2026	1,360,000	1,379,700
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2027	1,675,000	1,714,401
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2028	2,025,000	2,090,554
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2029	2,190,000	2,255,336
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2030	2,300,000	2,369,146
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2031	1,415,000	1,458,466
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2048	16,775,000	16,521,667
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2053	5,000,000	4,882,977
State of Wisconsin Environmental Improvement Fund Revenue Series A	5.00	6-1-2033	3,420,000	3,483,755
Wisconsin Housing & EDA Home Ownership Revenue Series E (FHLB SPA)ø	4.05	9-1-2035	3,460,000	3,460,000
Wisconsin Housing & EDA Multifamily Housing Revenue Series A (FHLB SPA)ø	3.95	4-1-2046	2,760,000	2,760,000
				44,079,163
Industrial development revenue: 0.11%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,336,482
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	3,645,122
				5,981,604
Miscellaneous revenue: 0.28%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Associated Bank N.A. LOC)øø	5.75	6-1-2036	10,000,000	10,000,000
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2037	1,600,000	803,220
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2038	1,600,000	758,384
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	14,715,000	4,711,409
				16,273,013
Tax revenue: 0.49%
Village of Mount Pleasant Series A	5.00	4-1-2043	20,205,000	20,515,791
Village of Mount Pleasant Series A	5.00	4-1-2048	6,910,000	6,662,018
Village of Mount Pleasant Series A (BAM Insured)	5.00	4-1-2048	650,000	635,423
				27,813,232
				183,719,939
Total municipal obligations (Cost $5,976,047,837)				5,591,521,443
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 53

Portfolio of investments—September 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.94%
Investment companies: 0.94%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.28%	53,670,315	$53,681,049
Total short-term investments (Cost $53,681,035)				53,681,049
Total investments in securities (Cost $6,041,728,872)	98.78%			5,657,202,492
Other assets and liabilities, net	1.22			70,156,564
Total net assets	100.00%			$5,727,359,056

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
54 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$34,488,555	$382,218,763	$(363,026,269)	$0	$0	$53,681,049	53,670,315	$410,133
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund  | 55

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$12,000,000	$0	$12,000,000
Municipal obligations	0	5,591,289,943	231,500	5,591,521,443
Short-term investments
Investment companies	53,681,049	0	0	53,681,049
Total assets	$53,681,049	$5,603,289,943	$231,500	$5,657,202,492
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
56 | Allspring Municipal Bond Fund